Goodwill and Other Purchased Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill And Other Purchased Intangible Assets (Table) [Abstract]
Goodwill

	Aerospace	Electronic	Information	Technical
$ in millions	Systems	Systems	Systems	Services	Total
Balance as of January 1, 2009	$3,748	$2,428	$5,390	$802	$12,368
Goodwill transferred due to segment realignment	41	(26)	(138)	123	–
Goodwill acquired	5				5
Other	7		(4)		3

Balance as of December 31, 2009 and 2010	$3,801	$2,402	$5,248	$925	$12,376

Purchased intangible assets

	December 31, 2010			December 31, 2009
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
$ in millions	Amount	Amortization	Amount	Amount	Amortization	Amount
Contract and program intangibles	$1,705	$(1,531)	$174	$1,705	$(1,464)	$241
Other purchased intangibles	100	(82)	18	100	(78)	22

Total	$1,805	$(1,613)	$192	$1,805	$(1,542)	$263

Expected amortization for purchased intangibles

$ in millions
Year ending December 31
2011	$38
2012	36
2013	29
2014	16
2015	15